Leases	12 Months Ended
Dec. 31, 2022
Disclosure Text Block [Abstract]
LEASES
NOTE 5:-	LEASES

a.	The Company’s facilities are leased under operating lease agreements for periods ending no later than 2027. The Company has bank guarantees in connection with the facilities lease agreements in the total amount of $213. Accordingly, cash, in the same amount, was restricted in bank deposits. The Company also leases motor vehicles under various operating leases, the latest of which expires in 2025.

b.	The following table summarizes the Company’s lease-related assets and liabilities recorded on the balance sheets:

	Classification	December 31, 2022

Lease assets:
Operating lease assets	Operating lease ROU assets	$2,431

Lease liabilities:
Current lease liabilities	Short-term operating lease liabilities	$959
Long-term lease liabilities	Long-term lease liabilities	1,173

		$2,132

Weighted Average Remaining lease term		3.37 years
Weighted Average Discount rate		9.95%

c.	The components of operating lease expense for the year ended December 31, 2022, were $1,344.

d.	Lease liability as of December 31, 2022, is as follows:

2023	$1,047
2024	439
2025	385
2026	367
2027	186

Total undiscounted lease payments	2,424
Less - imputed interest	(292)

Present value of lease liabilities	$2,132

e.	The following table presents supplemental cash flow information related to the lease costs for operating leases as of December 31, 2022:

Cash paid for amounts included in measurement of lease liability:
Operating cash flows for operating leases	$1,259

Right-of-use asset recognized with corresponding lease liability:
Operating leases	$3,528